Cover	Dec. 05, 2024
Document Information Line Items
Entity Registrant Name	CORNER GROWTH ACQUISITION CORP.
Entity Central Index Key	0001829953
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Dec. 05, 2024
Entity Ex Transition Period	false
Entity File Number	001-39814
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1563902
Entity Address Address Line 1	418 Broadway
Entity Address Address Line 2	#6183
Entity Address City Or Town	Albany
Entity Address State Or Province	NY
Entity Address Postal Zip Code	12207
City Area Code	347
Local Phone Number	268-7868
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	On December 9, 2024, Corner Growth Acquisition Corp. (the “Company”) filed a Current Report on Form 8-K disclosing that the information statement relating to the change in the Company’s board of directors resulting from the August 2024 purchase of shares by Ringwood Field, LLC from the Company’s former sponsor had been mailed on December 5, 2024 and as a result, the resignation of Marvin Tien from the Board would be effective as of December 15, 2024 (ten days after the mailing of the information statement). This Amendment No. 1 to the Current Report on Form 8-K amends such disclosures to correct the mailing date and resulting effective date of the resignation which were incorrectly stated in the original Current Report on Form 8-K. No other changes have been made to the Original Form 8-K.
Class A Ordinary Share Onethird Of One Redeemable Warrant
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	COOLU
Class A Ordinary Shares Units
Document Information Line Items
Security 12b Title	Class A Ordinary Shares included as part of the units
Trading Symbol	COOL
Redeemable Warrants Units Each Whole Warrant Exercisable One Class A Ordinary Share Exercise Price
Document Information Line Items
Security 12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	COOLW